Commitments, Contingencies and Operating Risks - Additional Information (Detail)	12 Months Ended					36 Months Ended
	Dec. 31, 2017 RUB (₽)	Dec. 30, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)	Dec. 31, 2014 RUB (₽)	Oct. 31, 2017 RUB (₽)	Dec. 31, 2017 EUR (€)
Disclosure of contingent liabilities [line items]
Maximum effect of additional losses on consolidated financial statements	₽ 2,500,000,000		₽ 2,000,000,000
Customers undergone Simplified identification procedure electronic money transfer limit	15,000
Customers undergone fully identified procedure electronic money transfer limit per month	0
Lease expense	154,000,000		172,000,000
Commitments on lease expenses	461,000,000
Pledged debt instruments carrying amount	1,319,000,000		1,687,000,000
Coverage for supporting short-term overnight credit facility	486,000,000		484,000,000
Purchase of advertising services						₽ 260,000,000
Advertising expense		₽ 50,000,000	0	₽ 0	₽ 0
Within one year [member]
Disclosure of contingent liabilities [line items]
Commitments on lease expenses	307,000,000
Later Than Five Years [member]
Disclosure of contingent liabilities [line items]
Commitments on lease expenses	0
Office Buildings [member]
Disclosure of contingent liabilities [line items]
Lease Expense	₽ 357,000,000		₽ 307,000,000
Russia [member]
Disclosure of contingent liabilities [line items]
Withholding income tax rate	15.00%
Reduction in with holding taxes	10.00%
Applicable tax rate	20.00%
Withholding tax on dividends paid	15.00%
Russia [member] | Cypriot [member]
Disclosure of contingent liabilities [line items]
Minimal direct investments in subsidiary to apply 5% tax rate | €							€ 100,000
Top of range [member]
Disclosure of contingent liabilities [line items]
Customers not undergone any identification procedure electronic money account balance limit	₽ 15,000
Customers undergone Simplified identification procedure electronic money account balance limit	60,000
Customers undergone Simplified identification procedure electronic money transfer limit per month	200,000
Customers undergone fully identified procedure electronic money account balance per month	₽ 600,000
Top of range [member] | Office Buildings [member]
Disclosure of contingent liabilities [line items]
Average life of commercial lease agreement	5 years
Top of range [member] | Russia [member]
Disclosure of contingent liabilities [line items]
Applicable tax rate	10.00%
Bottom of range [member] | Office Buildings [member]
Disclosure of contingent liabilities [line items]
Average life of commercial lease agreement	1 year
Bottom of range [member] | Russia [member]
Disclosure of contingent liabilities [line items]
Applicable tax rate	5.00%